Capital Stock and Long-term Retention Plan (Tables)	12 Months Ended
Dec. 31, 2022
Capital Stock and Long-term Retention Plan
Schedule of shares of capital stock and CPOs

At December 31, 2022, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1)	Company (2)	Trust (3)	Outstanding
Series “A” Shares	121,073.9	(717.4)	(5,606.3)	114,750.2
Series “B” Shares	57,046.9	(631.3)	(4,765.9)	51,649.7
Series “D” Shares	87,006.6	(1,004.3)	(3,832.4)	82,169.9
Series “L” Shares	87,006.6	(1,004.3)	(3,832.4)	82,169.9
Total	352,134.0	(3,357.3)	(18,037.0)	330,739.7

Shares in the form of CPOs	290,849.7	(3,357.3)	(12,811.0)	274,681.4
Shares not in the form of CPOs	61,284.3	—	(5,226.0)	56,058.3
Total	352,134.0	(3,357.3)	(18,037.0)	330,739.7
CPOs	2,485.9	(28.7)	(109.5)	2,347.7

(1)	As of December 31, 2022, the authorized and issued capital stock amounted to Ps.4,836,708 (nominal Ps.2,423,549).
(2)	In connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management. During the year ended December 31, 2022, the Company repurchased 3,357.3 million shares, in the form of 28.7 million CPOs, in the amount of Ps.629,326, in connection with such share repurchase program. In April 2021, the Company’s stockholders approved the cancellation of 5,173.2 million shares of capital stock in the form of 44.2 million CPOs which were repurchased by the Company in 2019 and 2020 under this program.
(3)	Primarily, in connection with the Company’s LTRP described below.

Schedule of reconciliation of the number of shares and CPOs outstanding

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2022 and 2021, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2021	113,019.2	50,928.5	81,022.4	81,022.4	325,992.5	2,314.9
Forfeited (2)	(187.9)	(165.4)	(263.1)	(263.1)	(879.5)	(7.5)
Acquired (2)	(429.8)	(378.2)	(601.7)	(601.7)	(2,011.4)	(17.2)
Released (2)	1,683.5	1,078.6	1,716.1	1,716.1	6,194.3	49.0
As of December 31, 2021	114,085.0	51,463.5	81,873.7	81,873.7	329,295.9	2,339.2
Acquired (1)	(717.4)	(631.3)	(1,004.3)	(1,004.3)	(3,357.3)	(28.7)
Forfeited (2)	(155.5)	(136.9)	(217.8)	(217.8)	(728.0)	(6.2)
Acquired (2)	(598.0)	(526.3)	(837.3)	(837.3)	(2,798.9)	(23.9)
Released (2)	2,136.1	1,480.7	2,355.6	2,355.6	8,328.0	67.3
As of December 31, 2022	114,750.2	51,649.7	82,169.9	82,169.9	330,739.7	2,347.7

(1)	Repurchased or cancelled by the Company in connection with a share repurchase program.
(2)	Acquired, released, cancelled or forfeited by a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

Schedule of arrangements and weighted-average assumptions

	Long-Term Retention Plan
Arrangements:
Year of grant	2018	2019	2020	2021	2022
Number of CPOs or CPOs equivalent granted	32,500	72,558	39,200	38,800	27,500
Contractual life	3.00 years	2.67 years	3.00 years	3.00 years	3.00 years

Assumptions:
Dividend yield	0.55%	0.82%	1.38%	0.94%	0.92%
Expected volatility (1)	25.38%	30.47%	35.13%	43.74%	45.75%
Risk-free interest rate	7.17%	6.88%	5.74%	5.51%	9.17%
Expected average life of awards	3.00 years	2.67 years	3.00 years	3.00 years	3.00 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

Summary of the stock awards for employees

A summary of the stock conditionally sold to employees under the LTRP as of December 31, 2022 and 2021 is presented below (in Mexican pesos and thousands of CPOs):

	2022		2021
	CPOs or CPOs	Weighted- Average	CPOs or CPOs	Weighted- Average
	Equivalent	Exercise Price	Equivalent	Exercise Price
Long-Term Retention Plan:
Outstanding at beginning of year	176,858	31.22	160,365	39.36
Conditionally sold	27,500	10.00	38,800	8.62
Paid by employees	(15,047)	30.10	(8,633)	38.30
Forfeited	(18,580)	70.14	(13,674)	64.96
Outstanding at end of year	170,731	30.68	176,858	31.22
To be paid by employees at end of year	83,985	44.79	60,155	52.69